Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PMG (Parenthetical) (Detail) - PMG $ in Thousands	Dec. 04, 2015 USD ($)
Business Acquisition [Line Items]
Intangible asset	$ 10,582	[1]
Customer Lists
Business Acquisition [Line Items]
Intangible asset	$ 10,582

[1]	The Company has made an initial estimate of separate intangible assets acquired, being customer lists and order backlog, of $10.6 million. This assessment is under review and will be finalized within 12 months of the date of acquisition.